Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40688
Entity Registrant Name	Draganfly Inc.
Entity Central Index Key	0001786286
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2108 St. George Avenue
Entity Address, City or Town	Saskatoon
Entity Address, State or Province	SK
Entity Address, Country	CA
Entity Address, Postal Zip Code	S7M 0K7
City Area Code	800
Local Phone Number	979-9794
Title of 12(b) Security	Common Shares
Trading Symbol	DRPO
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	34,270,579
Auditor Name	Dale Matheson Carr-Hilton Labonte LLP
Auditor Firm ID	1173
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1015 15th Street
Entity Address, Address Line Two	N.W.,Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3111
Contact Personnel Name	C T Corporation System